Document and Entity Information	Jan. 31, 2024
Prospectus [Line Items]
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	0000745463
SEC Form	485BPOS
Period end date	Jan. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false